Deferred Income Tax Assets and Liabilities - Schedule of Income Tax Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expenses [Abstract]
Current	S/ (110,530)	S/ (100,617)	S/ (93,286)
Deferred	13,218	23,809	7,694
Income tax expense	S/ (97,312)	S/ (76,808)	S/ (85,592)